DEBT (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Lline of credit agreement	$ 200,000		$ 200,000	$ 200,000
Line of credit interest rate	1.00%		1.00%
Line of credit interest rate description			US prime rate plus 1% per annum, but in no event less than 5.5%
Balances line of credit	57,404		57,404
Proceeds from issuance of convertible debentures		1,050,000
Debt discounts			1,192,127
Interest accretion expense	$ 50,367		$ 171,717